Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Components	$ 60,438	$ 55,598
Work in process	26,817	20,038
Finished products (including systems at customer locations not yet sold)	21,513	19,292
Total inventories	108,768	94,928
Current assets	99,215	85,905
Long-term assets	$ 9,553	$ 9,023